Goodwill Impairment Charge - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of vessels	$ 0
Goodwill impairment charge		$ 6,217,000
Goodwill	$ 0	$ 0	$ 0	$ 0